LEASE - Lease liability (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Lease liability
Book value at the beginning of the period/year	$ 11,751,284	$ 1,140,717
Additions of the period/year	398,658	9,937,271
Additions from business combination	3,245,812
Interest expenses, exchange differences and inflation effects	46,805	1,708,060
Payment of the period/year	(1,553,958)	(1,034,764)
Total	13,888,601	11,751,284
Lease Liabilities
Non-current	10,880,795	10,338,380
Current	3,007,806	1,412,904
Total	$ 13,888,601	$ 11,751,284